Brett Agnew Senior Vice President & Deputy General Counsel 8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew @sfgmembers.com

November 16, 2023

VIA EDGAR

Commissioners

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Midland National Life Insurance Company

Midland National Life Separate Account C

File Nos. 333-255058; 811-07772

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, Midland National Life Insurance Company certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent post-effective amendment to the registration statement that was filed via EDGAR.

Please contact me with any questions.

Sincerely,

Very truly yours,

Sincerely,

/s/ Brett Agnew
Brett L. Agnew
Senior Vice President & Deputy General Counsel

MidlandNational.com